Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2017
Contingent Liabilities And Commitments
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 10:-	CONTINGENT LIABILITIES AND COMMITMENTS

a.	Liabilities to pay royalties:

1.	According to the license agreement that the Company entered into with the NIH on January 29, 2003, the Company was committed to pay royalties until the expiration of the last patent licensed under the license agreement. The last patent under this agreement expired on June 29, 2015, and therefore except with respect to any amounts already accrued on the Company’s balance sheet, no future payments or royalties will be due.

Following the Merger the Company accrued NIS 867 thousand (approximately $250 thousand) in other accounts payable with respect to the NIH.

2.	According to the patent license agreement that the Company entered into with Leiden University in the Netherlands on November 2, 2009, which is affiliated with the NIH, the Company was granted an exclusive license for the use of the patents of several compounds, including CF602 in certain territories.

The Company is committed to pay royalties as follows:

a)	A one-time concession commission of € 25 thousand;

b)	Annual royalties of € 10 thousand until the clinical trials commence;

c)	2%-3% of net sales (as defined in the agreement) received by the Company;

d)	Royalties in a total amount of up to € 850 based thousand on certain progress milestones in the license stages of the products, which are the subject of the patent under the agreement, as follows: (i) € 50 thousand upon initiation of Phase I studies; (ii) € 100 thousand upon initiation of Phase II studies; (iii) € 200 thousand upon initiation of Phase III studies; and (iv) € 500 thousand upon marketing approval by any regulatory authority.

e)	If the agreement is sublicensed to another company, the Company will provide Leiden University royalties at a rate of 10%. A merger, consolidation or any other change in ownership will not be viewed as an assignment of the agreement as discussed in this paragraph.

As of December 31 2017, no accrual is recorded with respect to Leiden University.

b.	Commitments and license agreements:

1.	In March 2015, the Company signed a distribution agreement with Cipher. As part of the distribution agreement, Cipher will distribute Can-Fite’s lead drug candidate, Piclidenoson for the treatment of psoriasis and rheumatoid arthritis in the Canadian market upon receipt of regulatory approvals.

Under the terms of the agreement, Cipher made an upfront payment of NIS 5,141 thousand (CAD 1,650 thousand) to the Company in March 2015. In addition, the agreement provides that additional payments of up to CAD 2,000 thousand will be received by the Company upon the achievement of certain milestones plus royalty payments of 16.5% of net sales of  Piclidenoson in Canada.

The agreement further provides that the Company will deliver finished product to Cipher and that Cipher will reimburse the Company for the cost of manufacturing. Furthermore, under the distribution agreement, the Company shall be responsible for conducting product development activities including management of the clinical studies required in order to secure regulatory approvals, and shall use commercially reasonable efforts in conducting such activities. In addition the Company agreed obliged to form a joint steering committee with Cipher which will oversee the progress of the clinical studies.

The Company identified four components in the agreement: (i) performing the research and development services through regulatory approval; (ii) an exclusive license to distribute the product in Canada; (iii) participation in joint steering committee; and,

(iv) royalties resulting from future sales of the product. Components (i) – (iii) were analyzed as one unit of accounting. Consequently, revenue from these components is recorded based on the term of the research and development services (which is the last deliverable in the arrangement). The Company estimates these services will be spread over a period of 24 quarters. Component (iv) was not accounted as part of the research and development services and will be recognized entirely upon the Company reaching the sales stage. The useful life, depreciation method and residual value of a liability are reviewed at least each year-end.

2.	In October 2016, the Company signed a distribution agreement with Chong Kun Dang Pharmaceuticals Corp. (“CKD”) for future sales in South Korea. As part of the distribution agreement, CKD will distribute Namodenoson, CF102 (“Product”) for the treatment of liver cancer in the South Korean market upon receipt of regulatory approvals.

Under the terms of the agreement, CKD made an upfront payment of NIS 1,901 thousand ($500 thousand) to the Company in December 2016 and in August 2017, the Company received a second milestone payment in the amount of $500 thousand from CKD, which has licensed the exclusive right to distribute Namodenoson for the treatment of liver cancer in Korea upon receipt of regulatory approvals. In addition, the agreement provides that additional payments of up to $ 2,500 thousand will be received by the Company upon the achievement of certain milestones plus royalty payments of 23% of net sales of Namodenoson in South Korea. The agreement further provides that the Company will deliver finished Product to CKD and that CKD will reimburse the Company for the cost of manufacturing. The Company identified four components in the agreement: (i) performing the research and development services through regulatory approval; (ii) an exclusive license to distribute the product in South Korea;

(iii) participation in a joint steering committee; and, (iv) royalties resulting from future sales of the product. Components (i) – (iii) were analyzed as one unit of accounting. Consequently, revenue from these components is recorded based on the term of the research and development services (which is the last deliverable in the arrangement). The useful life, depreciation method and residual value of a liability are reviewed at least each year-end.

The Company estimates these services will spread over a period of 24 quarters. Component (iv) was not accounted as part of the research and development services and will be recognized entirely upon the Company reaching sales stage.

3.

On December 22, 2008, the Company signed an agreement regarding the provision of a license for Piclidenoson with a South Korean pharmaceutical company, Kwang Dong Pharmaceutical Co. Ltd. (the “KD”). According to the license agreement, the Company granted the KD a license to use, develop and market its Piclidenoson for treating only rheumatoid arthritis only in the Republic of Korea.

As of December 31, 2017, the Company estimates that such contingent payments are remote.

4.	Lease commitments:

The Company lease motor vehicles through operating leases. The lease is for a period ending September 2019. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2017 are as follows:

NIS in thousands
2018	99
2019	31
130

Lease expenses for the years ended December 31, 2016 and 2017 were approximately  NIS 195 thousand and NIS 222 thousand, respectively.

c.	Class action:

On June 29, 2015 the Company received a lawsuit requesting recognition of the lawsuit as a class action, naming the Company, its Chief Executive Officer and its directors as defendants. The lawsuit was filed with the District Court of Tel-Aviv. The lawsuit alleged, among other things, that the Company misled the public with regard to disclosures concerning the efficacy of the Company’s drug candidate, Piclidenoson. The claimant alleged that he suffered personal damages of over NIS 73 thousand, while also claiming that the shareholders of the Company suffered damages of approximately NIS 125 million. On July 18, 2017, the District Court of Tel-Aviv issued a ruling in which it denied the request to recognize the lawsuit as a class action and awarded the Company an amount of NIS 50 thousand to pay the Company’s expenses in relation to such lawsuit.

On October 26, 2017, the claimant filed a petition with the Supreme Court appealing the District Court decision. On January 28, 2018, the Supreme Court issued a notice of procedures to be complied with by the relevant parties leading up to a formal hearing scheduled for December 5, 2018. The Company believes that according to the legal advisors opinion the ruling of the District Court is not likely to be overturned.